Exhibit 99.1
KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”) Deutsche Bank Securities Inc.
Citigroup Global Markets, Inc.
(together with the Company, the “Specified Parties”)

Re:  Exeter Automobile Receivables Trust 2019-2 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “StatPoolCut_20190305v2_ KPMG.xlsx,” provided by the Company on March 22, 2019, containing certain information related to 38,779 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on March 5, 2019 (the “Data File”), which we were informed are intended to be included as collateral in the offering of Exeter Automobile Receivables Trust 2019-2. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

–	Sales Contract

–	Notice Letter

–	Odometer Disclosure Statement

–	Shaw Loan Operating System

–	Global Search imaging system (“Global Search System”)

–	Customer Acquisition and Life Cycle Management System (“CALMS”)

–	APLNContract within the Company’s data warehouse (“APLNContract”)

–
An electronic data file containing Model Type (New/Used), Vehicle Model Year, Vehicle Make, Vehicle Model, Borrower State (current), FICO Score, and Custom Score information for 3 of the Selected Loans (Selected Loan Numbers: 109, 120, and 141) (defined below) which we were informed was extracted from the Company’s Origenate System (“Origenate Schedule”). For these 3 Selected Loans, we were informed by the Company that the source information was stored in the Company’s Origenate System which is no longer active and has been replaced by CALMS.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means an electronic data file provided by the Company on March 25, 2019, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided by the Company.

•	The term “Provided Information” means the Source Documents, Title Certificate, and Application for Financing.

A.
We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.
For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System, Title Certificate, Odometer Disclosure Statement
Origination Date	Sales Contract, Shaw Loan Operating System
Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS, Origenate Schedule
Vehicle Model Year	Sales Contract, CALMS, Origenate Schedule
Vehicle Make	Sales Contract, CALMS, Origenate Schedule
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS, Origenate Schedule

Attribute	Source Document(s)
Borrower State (current)	Sales Contract, CALMS, Origenate Schedule
FICO Score	CALMS, Origenate Schedule, APLNContract
Custom Score	CALMS, Origenate Schedule, APLNContract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents.

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and seller state address were located within the United States.

D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of:

i)	the underwriting overview screen capture with a credit approval notation;

ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,

iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
April 1, 2019

Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	70353533	30	69493152	59	70564279
2	70368353	31	70461094	60	70192916
3	70681656	32	70361453	61	68029714
4	69604441	33	70165204	62	69537524
5	69695048	34	70466963	63	70559051
6	70149176	35	69494238	64	69678003
7	69592576	36	68903509	65	69580991
8	68493590	37	69019734	66	70410731
9	69945829	38	69478487	67	70265515
10	70275211	39	70395648	68	69994875
11	69507247	40	69848921	69	69754401
12	69669232	41	69943932	70	70332654
13	69765007	42	69865442	71	70175571
14	70226879	43	69830672	72	70170282
15	70071767	44	69381145	73	69913931
16	70392929	45	50591866	74	69926894
17	70426666	46	69135020	75	70268581
18	69582275	47	69574166	76	69033449
19	69847246	48	69643274	77	70438250
20	69751184	49	70459013	78	70086133
21	70403787	50	69892210	79	70205655
22	69833643	51	69876705	80	70507077
23	69991667	52	70140869	81	70081369
24	70374810	53	69481428	82	70259586
25	69522831	54	70128989	83	70406291
26	69536584	55	69651650	84	69550271
27	69466603	56	69815158	85	70304132
28	70565565	57	69835698	86	68775521
29	69742285	58	70687551	87	69845212
1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	69966159	109	5536090	130	70485085
89	70493390	110	70067329	131	70483767
90	69514079	111	69351232	132	70245911
91	70493562	112	70359429	133	69747382
92	69932490	113	70176533	134	69737424
93	70027742	114	70155985	135	70320830
94	70122976	115	70258659	136	70186066
95	70349100	116	70246005	137	68964078
96	69961071	117	69856128	138	69130823
97	69550563	118	69808722	139	69725673
98	70340450	119	70009845	140	70181663
99	69851413	120	5544404	141	3373538
100	69849089	121	68408353	142	69697195
101	69712671	122	69784519	143	70224666
102	69297191	123	69851154	144	70246416
103	70615723	124	69773522	145	69904899
104	70537574	125	70199439	146	70527089
105	70144988	126	69809687	147	70380078
106	70021518	127	70403883	148	70244955
107	69789394	128	69419620	149	70411262
108	69891190	129	69802956	150	70435933

2